Shareholder Report, Average Annual Return (Details)								8 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	33 Months Ended
	Mar. 12, 2024	Jan. 23, 2024	Sep. 16, 2023	Sep. 13, 2022	Jun. 28, 2022	May 24, 2022	Feb. 15, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000231820
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Industrial Sector ETF
C000231821
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
C000231819
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Healthcare Sector ETF
C000231818
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Financial & REIT Sector ETF
C000231817
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Energy Sector ETF
C000231815
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
C000231816
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index					BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
C000243215
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index									BondBloxx USD High Yield Bond Sector Rotation ETF
C000234989
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index						BondBloxx BB Rated USD High Yield Corporate Bond ETF
C000234988
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index						BondBloxx B Rated USD High Yield Corporate Bond ETF
C000234990
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index						BondBloxx CCC Rated USD High Yield Corporate Bond ETF
C000243310
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index								BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
C000243312
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index								BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
C000243311
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index								BondBloxx BBB Rated 10+ Year Corporate Bond ETF
C000236606
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Global-Aggregate Total Return Index Value Hedged USD							BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
C000237706
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
C000237704
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg One Year Target Duration US Treasury ETF
C000237710
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
C000237708
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
C000237703
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
C000237705
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
C000237707
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
C000237709
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Treasury Index								BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
C000248003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index							BondBloxx IR+M Tax-Aware Short Duration ETF
Without Sales Load [Member] | C000231820
Average Annual Return [Line Items]
Average Annual Return, Percent												15.31%					4.84%
Without Sales Load [Member] | C000231821
Average Annual Return [Line Items]
Average Annual Return, Percent												16.02%					2.38%
Without Sales Load [Member] | C000231819
Average Annual Return [Line Items]
Average Annual Return, Percent												20.50%					2.77%
Without Sales Load [Member] | C000231818
Average Annual Return [Line Items]
Average Annual Return, Percent												16.89%					4.66%
Without Sales Load [Member] | C000231817
Average Annual Return [Line Items]
Average Annual Return, Percent												12.32%					5.79%
Without Sales Load [Member] | C000231815
Average Annual Return [Line Items]
Average Annual Return, Percent												15.09%					4.24%
Without Sales Load [Member] | C000231816
Average Annual Return [Line Items]
Average Annual Return, Percent												14.54%					4.24%
Without Sales Load [Member] | C000243215
Average Annual Return [Line Items]
Average Annual Return, Percent												14.75%	11.17%
Without Sales Load [Member] | C000234989
Average Annual Return [Line Items]
Average Annual Return, Percent												14.26%				6.56%
Without Sales Load [Member] | C000234988
Average Annual Return [Line Items]
Average Annual Return, Percent												14.98%				7.54%
Without Sales Load [Member] | C000234990
Average Annual Return [Line Items]
Average Annual Return, Percent												23.14%				11.07%
Without Sales Load [Member] | C000243310
Average Annual Return [Line Items]
Average Annual Return, Percent											4.47%
Without Sales Load [Member] | C000243312
Average Annual Return [Line Items]
Average Annual Return, Percent											4.96%
Without Sales Load [Member] | C000243311
Average Annual Return [Line Items]
Average Annual Return, Percent											3.37%
Without Sales Load [Member] | C000236606
Average Annual Return [Line Items]
Average Annual Return, Percent												16.21%			8.60%
Without Sales Load [Member] | C000237706
Average Annual Return [Line Items]
Average Annual Return, Percent												5.41%		4.75%
Without Sales Load [Member] | C000237704
Average Annual Return [Line Items]
Average Annual Return, Percent												5.52%		4.36%
Without Sales Load [Member] | C000237710
Average Annual Return [Line Items]
Average Annual Return, Percent												5.79%		3.56%
Without Sales Load [Member] | C000237708
Average Annual Return [Line Items]
Average Annual Return, Percent												6.30%		3.25%
Without Sales Load [Member] | C000237703
Average Annual Return [Line Items]
Average Annual Return, Percent												7.88%		2.50%
Without Sales Load [Member] | C000237705
Average Annual Return [Line Items]
Average Annual Return, Percent												9.15%		1.27%
Without Sales Load [Member] | C000237707
Average Annual Return [Line Items]
Average Annual Return, Percent												11.91%		0.26%
Without Sales Load [Member] | C000237709
Average Annual Return [Line Items]
Average Annual Return, Percent												17.56%		(4.84%)
Without Sales Load [Member] | C000248003
Average Annual Return [Line Items]
Average Annual Return, Percent									2.75%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%					(0.90%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%	6.28%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%				1.07%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%				1.07%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent												10.55%				1.07%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											3.28%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											3.28%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent											3.28%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent												9.92%			3.61%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent												8.41%		1.84%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent									2.77%
ICE Diversified US Cash Pay High Yield Core Industrial Index
Average Annual Return [Line Items]
Average Annual Return, Percent												15.69%					5.36%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent												16.42%					2.74%
ICE Diversified US Cash Pay High Yield Healthcare Index
Average Annual Return [Line Items]
Average Annual Return, Percent												20.93%					3.30%
ICE Diversified US Cash Pay High Yield Financial & REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent												17.28%					5.14%
ICE Diversified US Cash Pay High Yield Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent												12.77%					6.42%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
Average Annual Return [Line Items]
Average Annual Return, Percent												15.48%					4.71%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
Average Annual Return [Line Items]
Average Annual Return, Percent												15.00%					4.65%
ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent												16.35%	12.22%
ICE BofA BB US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent												14.45%				6.79%
ICE BofA Single-B US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent												15.40%				8.15%
ICE CCC US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent												23.97%				11.85%
Bloomberg US Corporate BBB 1-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent											4.71%
Bloomberg US Corporate BBB 5-10 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent											5.11%
Bloomberg US Corporate BBB 10+ Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent											3.58%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
Average Annual Return [Line Items]
Average Annual Return, Percent												16.66%			9.05%
Bloomberg US Treasury Six Month Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												5.46%		4.79%
Bloomberg US Treasury One Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												5.56%		4.42%
Bloomberg US Treasury Two Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												5.85%		3.62%
Bloomberg US Treasury Three Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												6.38%		3.29%
Bloomberg US Treasury Five Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												7.94%		2.54%
Bloomberg US Treasury Seven Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												9.21%		1.34%
Bloomberg US Treasury Ten Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												11.99%		0.31%
Bloomberg US Treasury Twenty Year Duration Index
Average Annual Return [Line Items]
Average Annual Return, Percent												17.75%		(4.63%)
Bloomberg Municipal 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent									1.99%